BUSINESS COMBINATION - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 21, 2016	Dec. 31, 2015
Cablevision Systems Corp.
Business Acquisition [Line Items]
Consideration transfered	$ 9,958,323
Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
Consideration transfered	$ 9,958,323
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corp.
Business Acquisition [Line Items]
Consideration transfered		$ 439,167